Basis of Preparation (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Consolidated Balance Sheets
Flight equipment under operating leases	$ 48,169,746	$ 47,620,895				$ 51,408,800				$ 48,169,746		$ 47,620,895	$ 51,408,800	$ 58,020,001
Accumulated depreciation	13,237,403	12,118,607				12,893,421				13,237,403		12,118,607	12,893,421	13,928,218
Flight equipment under operating leases, net	34,932,343	35,502,288				38,515,379				34,932,343		35,502,288	38,515,379	44,091,783
Total assets	39,576,642	39,161,244				43,308,060				39,576,642		39,161,244	43,308,060	46,129,024
Deferred income taxes	4,132,299	4,204,589				4,660,150				4,132,299		4,204,589	4,660,150	4,938,627
Paid-in capital	1,269,971	1,243,225				1,251,225				1,269,971		1,243,225	1,251,225	1,248,400
Retained earnings	5,456,825	5,154,699				5,879,144				5,456,825		5,154,699	5,879,144	6,391,313
Total shareholders' equity	7,865,437	7,531,869				8,225,007				7,865,437		7,531,869	8,225,007	8,655,089	7,738,580
Consolidated Statements of Operations
Flight equipment marketing and gain on aircraft sales	10,503		3,791							25,176	6,640	14,348	10,637	12,966
Revenue and other income	34,089		2,448							81,848	41,270	57,910	61,741	55,973
Depreciation of flight equipment	482,098		466,334							1,440,502	1,375,745	1,864,735	1,963,175	1,968,981
Aircraft impairment charges and fair value adjustments on flight equipment sold or to be disposed of	35,932		9,945							88,059	158,332	170,328	552,762	35,448
Aircraft impairment charges on flight equipment held for use	61,237		1,515,343							102,662	1,521,881	1,567,180	1,110,427	50,884
(Loss) income before taxes	27,556	84,547	(1,336,954)	107,752	110,676	(607,743)	(231,606)	171,487	(96,774)	273,676	(1,118,526)	(1,033,979)	(764,636)	1,383,164
Income tax benefit	9,964		(457,413)							(65,990)	(382,149)	(310,078)	(268,968)	495,989
NET INCOME (LOSS)	17,592	12,476	(879,541)	73,780	69,384	(389,090)	(153,736)	108,894	(61,736)	339,666	(736,377)	(723,901)	(495,668)	887,175
Previously Reported
Consolidated Balance Sheets
Flight equipment under operating leases						51,646,586							51,646,586	57,718,323
Accumulated depreciation						13,120,421							13,120,421	13,788,522
Flight equipment under operating leases, net						38,526,165							38,526,165	43,929,801
Total assets						43,318,846							43,318,846	45,967,042
Deferred income taxes						4,663,939							4,663,939	4,881,558
Paid-in capital						606,367							606,367	603,542
Retained earnings						6,530,999							6,530,999	6,931,258
Total shareholders' equity						8,232,004							8,232,004	8,550,176
Consolidated Statements of Operations
Flight equipment marketing and gain on aircraft sales													10,637	15,536
Revenue and other income													61,741	58,209
Depreciation of flight equipment			468,096								1,380,316		1,954,883	1,959,448
Aircraft impairment charges and fair value adjustments on flight equipment sold or to be disposed of			10,085								157,210		550,034	34,730
Aircraft impairment charges on flight equipment held for use			1,448,914								1,448,914		948,679	52,938
(Loss) income before taxes			(1,272,426)	106,057	117,362	(510,429)	(157,185)	174,358	(98,612)		(1,049,008)		(591,868)	1,396,167
Income tax benefit			(434,741)								(357,724)		(208,110)	500,538
NET INCOME (LOSS)			$ (837,685)	$ 72,680	$ 73,721	$ (326,050)	$ (105,535)	$ 110,753	$ (62,926)		$ (691,284)		$ (383,758)	$ 895,629